NOTES RECEIVABLE	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE D - NOTES RECEIVABLE

Notes receivable at March 31, 2013 and 2012 consist of advance installments of $0 and $230,663 , respectively, of capital contributions to operating limited partnerships. The notes are comprised of noninterest bearing and interest bearing notes with rates ranging from prime to prime + 1.00%. Prime was 3.25% as of March 31, 2013 and 2012. These notes are secured by future installments of capital contributions or paid upon demand. The notes at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 47	$-	$-
Series 48	-	-
Series 49	-	230,663

	$-	$230,663